Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
Fair Value Measurements

14. Fair Value Measurements

In determining fair value, a three level hierarchy is established for inputs used in measuring fair value as follows: Level 1 inputs are quoted prices in active markets for identical assets or liabilities; Level 2 inputs are observable for the asset or liability, either directly or indirectly, including quoted prices in active markets for similar assets or liabilities; and Level 3 inputs are unobservable and reflect significant assumptions.

Recurring Fair Value Measurements

The Company did not have any assets or liabilities that were measured at fair value on a recurring basis as of December 31, 2012 and 2013.

Nonrecurring Fair Value Measurements

The following table displays assets and liabilities that were measured at fair value on a non-recurring basis after initial recognition.

	Year ended December 31, 2012
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property and Equipment	104,813			104,813	13,820

	Year ended December 31, 2013
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property and Equipment	111,587			111,587	8,594

During the year ended December 31, 2012 and 2013, Property and Equipment with a carrying amount of RMB118,633 and RMB120,181 were written down to their fair value of RMB104,813 and RMB111,587, respectively, resulting in an impairment charge of RMB13,820 and RMB8,594, respectively. At the end of each quarter, the Company would perform impairment analysis when an inidicator of impairment has occurred for specified assets. Assets not determined to be recoverable, are written down to their fair value. The fair value is estimated using a discounted cash flow model under the income approach. The discounted cash flow method involves forecasting the future cash flows and then discounting them back to a present value at an appropriate discount rate. The discount rate is estimated based on a weighted average cost of capital method, which measures a Company’s cost of debt and equity financing weighted by the percentage of debt and equity in a Company’s target capital structure as determined through reference to the identified guideline companies. The cost of equity was derived from the capital asset pricing model and the cost of debt was benchmarked to the People’s Bank of China’s long term borrowing rate in China.